Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Select Class	May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.15%
Annual Return 2017	0.69%
Annual Return 2018	1.66%
Annual Return 2019	2.02%
Annual Return 2020	0.32%
Annual Return 2021	0.01%
Annual Return 2022	1.48%
Annual Return 2023	4.97%